Shareholder Report, Holdings (Details) - C000014301	Oct. 31, 2024
FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.10%
FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	1.00%
FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_B0C2CQ902
Holdings [Line Items]
Percent of Total Investments	0.80%
FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.80%
FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_618549901
Holdings [Line Items]
Percent of Total Investments	0.70%